Restatement of Previously Issued Financial Statements (Details) - Previously Reported [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net loss	$ 1,400	$ 1,000	$ (29,731)	$ (38,594)
Intangible and goodwill assets	8,600	8,600
Liabilities	500	500	5,459	14,404
Equity, attributable to parent	$ 9,100	$ 9,100	$ 73,269	$ 74,897	$ 16,202